Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Unused tax losses carry forward - Canada and United States	$ 1,903,392	$ 527,169
Share issue costs - Canada	186,874	9,793
Property and equipment - Canada	1,782	(434)
Total deferred tax assets	2,092,048	536,528
Deferred tax asset not recognized
Total deferred tax assets	2,092,048	536,528
Total deferred tax liability
Valuation Allowance	(2,092,048)	(536,528)
Net deferred tax assets (liabilities)